Investment in Associated Companies (Additional Information - ZIM) (Narrative) (Details) $ in Thousands	1 Months Ended				12 Months Ended
	Mar. 31, 2021 USD ($)	Oct. 31, 2020 USD ($)	Sep. 30, 2020 USD ($)	Jun. 30, 2020 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Feb. 28, 2021
Disclosure of associates [line items]
Total equity					$ 1,276,008	$ 711,788	$ 715,718	$ 1,051,347
Operating profit/loss from continuing operations					66,518	55,974	42,191
Profit/loss for the year					(504,225)	(2,442)	(444,838)
Write back/(impairment) of assets and investment					(43,505)
Borrowings					918,305	622,258
Proceeds from repurchase of notes					280,874
ZIM [Member]
Disclosure of associates [line items]
Total equity					274,000	(252,000)
Working capital					50,000	(296,000)
Operating profit/loss from continuing operations					722,000	153,000	(23,000)
Profit/loss for the year					524,000	(13,000)	$ (120,000)
Liquidity					572,000
Write back/(impairment) of assets and investment					$ 43,505				$ 72,000
Write-back impairment								$ 28,000
Percentage valuation of equity investment					32.00%
Borrowings					$ 297,000
Aggregate cash payments received						$ 100,000
Percentage of disposal of EV					2.00%
ZIM [Member] | Tranche A [Member]
Disclosure of associates [line items]
Loan repayment				$ 13,000
ZIM [Member] | Tranche C and D [Member]
Disclosure of associates [line items]
Proceeds from repurchase of notes			$ 60,000
ZIM [Member] | Tranche C [Member]
Disclosure of associates [line items]
Proceeds from repurchase of notes		$ 47,000
Notes aggregate face value		58,000
Gain from repurchase of debt		$ 6,000
Repayment of notes	$ 85,000
ZIM [Member] | Bottom of range [member]
Disclosure of associates [line items]
Total equity					$ 430,000
Liquidity					125,000
ZIM [Member] | Top of range [Member]
Disclosure of associates [line items]
Total equity					$ 585,000
ZIM [Member] | Seaspan [Member]
Disclosure of associates [line items]
Number of LPG containers to be delivered										10